Fees Summary	Aug. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,864,000
Previously Paid Amount	0.00
Total Fee Amount	570.33
Total Offset Amount	0.00
Net Fee	570.33
Narrative - Max Aggregate Offering Price	$ 3,864,000
Final Prospectus	true